UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2007
Date of reporting period: February 28, 2007

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Growth Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
Abbott Laboratories	4,000	$218,640	1.71%	Medical - Drugs
Adobe Systems	7,600	$298,300	2.34%	Computer - Software
Advanced Micro Devices	10,000	$150,600	1.18%	Elec Components - Semicondtrs
Agilent Technologies	8,000	$253,760	1.99%	Elec Components - Misc
Alcoa	6,000	$200,460	1.57%	Metal Ores - Non Ferrous
Amazon.com	5,000	$195,700	1.53%	Retail - Internet
Amgen	3,700	$237,762	1.86%	Medical - Biomed/Genetics
Apple	8,000	$676,880	5.30%	Computer - Mini/Micro
Barr Pharmaceuticals	4,500	$237,915	1.86%	Medical - Generic Drugs
Bed Bath & Beyond	5,000	$199,450	1.56%	Retail - Misc/Diversified
Best Buy	4,000	$186,040	1.46%	Retail - Consumer Elect
Build-A-Bear-Workshop	7,000	$185,290	1.45%	Retail - Home Furnishings
Chubb	5,000	$255,350	2.00%	Insurance - Propt/Casul/Title
Devon Energy	3,000	$197,010	1.54%	Oil & Gas - U S Explo & Prod
Duke Energy	6,000	$118,080	0.92%	Utility - Electric Power
FPL Group	7,000	$413,490	3.24%	Utility - Electric Power
Freeport-McMoran Copper Gold, Cl B	1,781	$102,247	0.80%	Metal Ores - Misc
Frontier Financial	15,000	$392,400	3.07%	Banks - West
Genentech	2,000	$168,560	1.32%	Medical - Biomed/Genetics
Harman International Industries	1,900	$188,385	1.48%	Audio/Video Home Products
Hewlett-Packard	7,000	$275,660	2.16%	Computer - Mini/Micro
Honeywell International	3,500	$162,540	1.27%	Diversified Operations
IDACORP	6,000	$208,800	1.64%	Utility - Electric Power
Intuit	9,000	$265,590	2.08%	Computer - Software
KB Home	5,000	$247,900	1.94%	Building - Resident/Commercl
Ligand Pharmaceuticals	10,000	$112,400	0.88%	Medical - Biomed/Genetics
Lilly (Eli)	3,500	$184,345	1.44%	Medical - Drugs
Lincoln Electric Holdings	4,000	$249,600	1.95%	Machinery - Tools & Rel Prods
Lowe's Companies	6,500	$211,705	1.66%	Buildg Prods - Retail/Whlsle
MapInfo	8,000	$112,000	0.88%	Computer - Software
Noble	4,000	$280,880	2.20%	Oil & Gas - Offshore Drillng
Norfolk Southern	4,500	$213,390	1.67%	Transportation - Rail
Nucor	4,000	$243,760	1.91%	Steel - Producers
Oracle	15,000	$246,450	1.93%	Computer - Software
Oshkosh Truck	3,000	$160,950	1.26%	Auto/Truck - Manufacturing
PepsiCo	4,500	$283,860	2.22%	Beverages - Soft Drink
Performance Food Group	3,000	$88,410	0.69%	Food Items - Wholesale
Pharmaceutical Product Development	15,000	$476,850	3.73%	Medical - Drugs
Phelps Dodge	2,660	$332,527	2.60%	Metal Ores - Non Ferrous
Regal-Beloit	4,000	$180,440	1.41%	Machinery - Tools & Rel Prods
Restoration Hardware	15,203	$101,556	0.80%	Retail - Home Furnishings
Schwab (Charles)	25,000	$462,000	3.62%	Finance - Investment Bkrs
Sempra Energy	3,000	$180,210	1.41%	Utility - Gas Distribution
Spectra Energy	3,000	$77,130	0.60%	Oil & Gas - Prods/Pipeline
Staples	6,000	$156,120	1.22%	Office Equip & Supplies
3Com	30,000	$116,100	0.91%	Computer - Local Networks
Trimble Navigation	14,000	$370,440	2.90%	Instruments - Elec Measuring
UAL Corp	5,500	$219,945	1.72%	Transportation - Airline
United Parcel Service, Cl B	2,500	$175,475	1.37%	Transportation - Services
VCA Antech	8,000	$293,680	2.30%	Medical - Hospitals
Washington Banking Company	6,250	$99,250	0.78%	Banks - West
Washington Mutual	6,750	$290,790	2.28%	Banks - West
Red Lion Hotels	21,000	$257,250	2.01%	Hotels & Motels
Weyerhaeuser	4,200	$360,822	2.83%	Buildg Prods - Wood
Wiley (John) & Sons, Cl A	5,000	$192,550	1.51%	Publishing - Books

	TOTAL	$12,767,694

Saturna Investment Trust, Sextant International Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
Audiocodes Ltd	8,000	$78,000	0.90%	Telecommunctns - Equip
Aegon NV	5,000	$98,950	1.14%	Insurance - Multi Line
America Movil ADS Series L	6,000	$262,560	3.02%	Telecommunctns - Cellular
American Oriental Bioengineering	15,000	$164,700	1.90%	Medical - Biomed/Genetics
Anglo-American plc ADR	7,500	$177,150	2.04%	Metal Ores - Gold
Arkema ADS	65	$3,218	0.04%	Chemicals - Diversified
Australia & New Zealand Banking ADS	1,000	$116,060	1.34%	Banks - Foreign
AXA ADS	4,200	$179,214	2.06%	Banks - Foreign
BASF AG ADS	1,700	$172,907	1.99%	Chemicals - Diversified
BCE	5,490	$143,673	1.66%	Telecommunctns - Equip
Banco Bilbao Vizcaya Argentaria ADS	7,500	$182,700	2.10%	Banks - Foreign
Business Objects SA ADS	7,000	$252,700	2.91%	Computer - Software
CRH plc ADS	4,000	$169,760	1.96%	Building - Cement/Concrete/Ag
Cadbury Schweppes plc ADR	2,500	$107,625	1.24%	Food - Confectionery
Canadian Pacific Railway Ltd	3,200	$170,944	1.97%	Transportation - Rail
Canon ADS	3,300	$178,431	2.06%	Office Automation
China Mobile (Hong Kong) Ltd ADR	5,500	$255,530	2.94%	Telecommunctns - Cellular
Coca-Cola Femsa ADS	4,300	$148,092	1.71%	Beverages - Soft Drink
Copa Holdings SA	5,000	$280,100	3.23%	Transportation - Airline
Dassault Systems SA ADR	3,000	$152,520	1.76%	Computer - Software
Embraer Aircraft ADR	3,400	$154,190	1.78%	Aerospace - Aircraft
EnCana	3,000	$145,920	1.68%	Oil & Gas - Canadn Integrated
Enel SpA ADS	1,300	$67,925	0.78%	Utility - Electric Power
Enersis SA ADS	9,000	$140,490	1.62%	Utility - Electric Power
Epcos AG ADS	2,500	$40,425	0.47%	Elec Components - Misc
51job ADR	8,000	$130,000	1.50%	Business Services
GlaxoSmithKline plc ADR	3,000	$168,480	1.94%	Medical - Drugs
Hanson plc ADS	2,100	$168,420	1.94%	Building - Cement/Concrete/Ag
Infineon Technologies AG ADR	5,000	$76,600	0.88%	Elec Components - Semicondtrs
ING Groep NV ADS	4,000	$170,920	1.97%	Insurance - Multi Line
James Hardie Inds NV ADS	3,000	$112,680	1.30%	Building - Resident/Commercl
Korea Electric Power ADS	7,000	$147,210	1.70%	Utility - Electric Power
LAN Airlines SA ADS	3,500	$238,630	2.75%	Transportation - Airline
Metso ADS	2,100	$103,677	1.19%	Paper & Paper Products
Mitsubishi OFJ Financial Group ADR	10,000	$122,200	1.41%	Banks - Foreign
Nidec ADR	5,000	$80,750	0.93%	Machinery - Electrical
Nissan Motor ADS	5,500	$126,445	1.46%	Auto/Truck - Mfg Foreign
Nomura Holdings ADR	10,000	$216,000	2.49%	Finance - Investment Bkrs
Norsk Hydro ADS	6,000	$185,640	2.14%	Oil & Gas - Intl Integrated
Novartis AG ADR	1,600	$88,688	1.02%	Medical - Drugs
Orient-Express Hotels, Cl A	3,500	$180,705	2.08%	Hotels & Motels
Pearson plc ADS	7,000	$108,640	1.25%	Publishing - Books
PT Indosat ADR	2,500	$80,025	0.92%	Utility - Telephone
Petro-Canada	2,000	$74,080	0.85%	Oil & Gas - Canadn Integrated
Potash Corp of Saskatchewan	1,000	$157,820	1.82%	Fertilizers
Repsol YPF SA ADS	3,500	$110,740	1.28%	Oil & Gas - Intl Integrated
Rio Tinto plc ADS	750	$162,158	1.87%	Metal Ores - Misc
Ritchie Bros. Auctioneers	3,000	$172,530	1.99%	Building - Heavy Const
SK Telecom ADR	5,000	$114,050	1.31%	Telecommunctns - Services
Satyam Computer Services ADS	6,000	$129,420	1.49%	Computer - Software
Shire PLC ADR	2,000	$128,940	1.49%	Medical - Drugs
Sony ADS	3,000	$155,190	1.79%	Audio/Video Home Products
Telecom Corp New Zealand ADS	2,500	$67,950	0.78%	Utility - Telephone
Telefonica SA ADS	2,200	$141,724	1.63%	Utility - Telephone
Telefonos de Mexico, Cl L ADS	5,000	$145,250	1.67%	Utility - Telephone
Telus	2,000	$94,680	1.09%	Telecommunctns - Services
Tenaris SA ADR	2,500	$113,625	1.31%	Steel - Pipe & Tubes
Toronto-Dominion Bank	2,400	$143,400	1.65%	Banks - Foreign
TOTAL SA ADS	2,600	$175,032	2.02%	Oil & Gas - Intl Integrated
Transport de Gas del Sur S.A. ADS	1,500	$10,170	0.12%	Utility - Gas Distribution
UPM-Kymmene Oyj ADS	3,500	$90,790	1.05%	Paper & Paper Products
Votorantim Celulose ADS	8,000	$143,280	1.65%	Paper & Paper Products

	TOTAL	$8,680,323

Saturna Investment Trust Sextant, Short-Term Bond Fund

Corporate Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Amgen	90,000	$90,103	3.40%	12/1/07	Medical - Biomed/Genetics
Avon Products Inc.	95,000	$94,671	3.57%	8/1/07	Cosmetics & Toiletries
Caterpillar Inc.	100,000	$104,924	3.95%	9/15/09	Machinery - Const/Mining
Federal Home Loan Mtge. Corp	120,000	$117,774	4.44%	11/6/09	Housing
Federal Farm Credit Bank	100,000	$98,951	3.73%	12/7/09	Agricultural Operations
Federal Farm Credit Bank	200,000	$202,878	7.64%	6/5/13	Agricultural Operations
Federal Home Loan Bank (Cpn Stp Up)	300,000	$298,122	11.23%	2/27/14	Real Estate - Operations
Federal Home Loan Bank	120,000	$118,955	4.48%	5/18/09	Finance - Consumer Loans
Federal National Mortgae Assoc.	120,000	$120,550	4.54%	2/23/10	Finance - Mrtg & R.E. Service
Fortune Brands	120,000	$118,887	4.48%	1/15/11	Beverages - Alcoholic
HSBC Finance Corp. (Household Finc)	100,000	$105,420	3.97%	10/15/11	Finance - Consumer Loans
Lehman Brothers Holdings	100,000	$101,671	3.83%	4/25/11	Finance - Investment Bkrs
PSI Energy	90,000	$90,921	3.43%	10/15/07	Utility - Electric Power
ConocoPhillips Co	100,000	$110,804	4.18%	5/25/10	Oil & Gas - Intl Integrated
Rockwell Automation Int'l	95,000	$95,191	3.59%	1/15/08	Indstrl Automtn/Robotics
Scottish Power PLC	100,000	$98,273	3.70%	3/15/10	Advertising
Southwestern Bell Telephone	95,000	$94,875	3.57%	7/15/07	Utility - Telephone
TJ X Companies Inc.	95,000	$99,191	3.74%	12/15/09	Retail - Discount & Variety
US Treasury Note	200,000	$197,344	7.44%	6/15/09	U S Government
US Treasury Note	200,000	$196,875	7.42%	4/15/10	U S Government
WM Wrigley Jr Co.	100,000	$97,571	3.68%	7/15/10	Food - Confectionery

	TOTAL	$2,653,949

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Air Products & Chemicals	50,000	$64,020	2.15%	4/15/21	Chemicals - Specialty
Allstate Corp.	50,000	$55,526	1.87%	6/15/13	Insurance - Multi Line
Archer Daniels Midlands	100,000	$116,168	3.91%	2/1/31	Agricultural Operations
Archstone Smith Opr Trust	50,000	$50,694	1.71%	8/15/14	Real Estate - Equity REITs
AutoZone Inc.	95,000	$93,885	3.16%	11/15/15	Auto Parts - Replacement
Avery Dennison Corp	95,000	$96,687	3.25%	1/15/33	Office Equip & Supplies
Baker Hughes Inc.	20,000	$20,088	0.68%	2/15/09	Oil & Gas - Field Services
Bear Stearns Co, Inc. Cpn Step-up	154,000	$146,076	4.92%	6/27/18	Finance - Services
Becton Dickinson Corp.	40,000	$41,630	1.40%	10/1/09	Medical - Supplies
Caterpillar INC	40,000	$45,970	1.55%	8/15/11	Machinery - Const/Mining
CitiCorp	50,000	$54,360	1.83%	10/15/11	Banks - Money Center
Comerica Bank	50,000	$49,787	1.68%	12/1/13	Banks - Midwest
Commonwealth Edison Corp.	50,000	$54,113	1.82%	7/1/13	Utility - Electric Power
Conagra Inc.	33,000	$35,483	1.19%	9/15/10	Food - Misc Preparation
Dayton Hudson Corp. (Target Stores)	50,000	$57,682	1.94%	1/1/11	Retail - Discount & Variety
Morgan Stanley Dean Witter Disc.	50,000	$53,678	1.81%	10/15/13	Finance - Investment Bkrs
Deere & Co.	95,000	$124,586	4.19%	5/15/30	Machinery - Farm
Federal Home Loan Mtge Corp	100,000	$98,452	3.31%	8/26/19	Finance - Mrtg & R.E. Service
Federal Farm Credit Bank	120,000	$117,983	3.97%	2/17/15	Agricultural Operations
Federal Farm Credit Bank	150,000	$152,285	5.13%	8/15/21	Real Estate - Operations
Federal Home Loan Bank	100,000	$99,346	3.34%	4/13/15	Finance - Consumer Loans
Federal National Mtge Assoc.	100,000	$97,965	3.30%	4/10/15	Housing
Florida Power & Light	100,000	$105,599	3.55%	10/1/33	Utility - Electric Power
General Electric Capital Corp	60,000	$67,913	2.29%	5/15/12	Finance - Leasing Cos
Heinz H. J. Co.	75,000	$77,147	2.60%	3/15/12	Food - Misc Preparation
Hershey Foods Co.	50,000	$53,910	1.81%	8/15/12	Food - Confectionery
Lowe's Companies	50,000	$54,314	1.83%	6/1/10	Buildg Prods - Retail/Whlsle
Masco	60,000	$62,016	2.09%	8/15/13	Buildg Prods - Miscellaneous
May Dept. Stores Co.	50,000	$53,696	1.81%	7/15/12	Retail - Major Dept Strs
Norwest Financial Inc.	50,000	$51,627	1.74%	7/15/09	Banks - Midwest
Paine Webber Group	50,000	$56,324	1.90%	2/15/14	Finance - Investment Bkrs
Koninlijke Phillips Electronics Crp	50,000	$55,763	1.88%	8/15/13	Electronics - Misc Products
Progressive Corp.	75,000	$81,539	2.74%	10/1/13	Insurance - Propt/Casul/Title
Sempra Energy Corp	50,000	$53,264	1.79%	3/1/10	Utility - Gas Distribution
Southwest Airlines Co.	75,000	$78,338	2.64%	3/1/12	Transportation - Airline
Texaco Capital	40,000	$44,176	1.49%	6/30/10	Oil & Gas - Intl Integrated
US T Note 5.25% 2/15/2029	145,000	$154,425	5.20%	2/15/29	U S Government
US Freightways Corp.	50,000	$51,497	1.73%	4/15/10	Transportation - Truck
Wal-Mart Stores	45,000	$49,451	1.66%	6/1/13	Retail - Discount & Variety
XL Capital (Europe)	90,000	$93,594	3.15%	1/15/12	Insurance - Propt/Casul/Title

	TOTAL	$2,971,056

Saturna Investment Trust, Idaho Tax-Exempt Fund

Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Ada & Canyon JSD #2 Meridian	50,000	$55,810	0.63%	7/30/15	Schools
Ada & Canyon JSD #2 Meridian	165,000	$178,060	2.01%	8/15/20	General Obligations
Ada & Canyon JSD #2 Merdian	155,000	$166,954	1.88%	8/15/21	General Obligations
Washington & Adams Co.s JSDC # 432	100,000	$100,833	1.14%	8/15/19	General Obligations
Bingham Co. Id. SCD # 55 Blackfoot	285,000	$297,948	3.36%	8/1/17	General Obligations
Blackfoot ID COP Series 2000	135,000	$144,532	1.63%	2/1/18	Utility - Waste Mangmt
Boise Co. ID SD # 73 Horseshoe Bend	125,000	$127,019	1.43%	7/31/10	Schools
Boise City ID Gen Fund Rev	160,000	$170,190	1.92%	12/1/17	Finance - Services
Boise City ID Gen Fund Rev	100,000	$106,174	1.20%	12/1/18	Finance - Services
Boise State University Rev.'s Ref A	295,000	$316,334	3.57%	4/1/19	State Education
Boise CIty Urb Ren Lease Rev	190,000	$203,663	2.30%	8/15/20	Real Estate - Development
Boise City Urb Ren Agy Lease Rev	110,000	$117,686	1.33%	8/15/21	Real Estate - Development
Boise City ID Urb Ren Agy Pk Rev&RA	65,000	$66,437	0.75%	9/1/12	Real Estate - Development
Bonneville & Bingham Co JSD #93 GO	150,000	$155,799	1.76%	9/15/17	General Obligations
Boundary Co. ID SCD 101	130,000	$139,606	1.57%	8/1/22	General Obligations
Caldwell ID GO	150,000	$156,555	1.76%	5/15/14	General Obligations
Canyon Co. ID SCD # 131 Nampa	325,000	$340,610	3.84%	8/15/19	Schools
Canyon Co. ID SD #134 Middleton	170,000	$178,985	2.02%	7/31/16	General Obligations
Canyon Co. ID SD #135	50,000	$49,903	0.56%	8/1/07	General Obligations
Canyon Co. ID SCD 139 Vallivue	80,000	$82,290	0.93%	8/15/16	Schools
Canyon Co. Id SD #139 Vallivue	350,000	$351,337	3.96%	9/15/25	Schools
Idaho Bond Bank Authority Rev	135,000	$136,609	1.54%	9/1/22	Pollution Control - Servcs
Idaho Bond Bank Authority	250,000	$268,953	3.03%	9/15/26	Utility - Water Supply
Idaho Falls ID Electric	145,000	$145,358	1.64%	4/1/19	Utility - Electric Power
Idaho Health Facs Auth Rev Ref.	110,000	$112,178	1.26%	12/1/14	Medical - Hospitals
Idaho Health Facs Auth Corp	115,000	$117,569	1.33%	12/1/22	Medical - Hospitals
Idaho Housing Agency	5,000	$4,883	0.06%	7/1/24	Housing
Idaho Housing Agency	5,000	$4,937	0.06%	7/1/11	Housing
Idaho Housing & Finance Assoc.	100,000	$105,288	1.19%	6/1/17	Schools
Idaho State Building Authority	95,000	$96,080	1.08%	9/1/18	Real Estate - Development
Idaho State Building Authority	100,000	$101,549	1.14%	9/1/21	Real Estate - Development
Idaho State Building Authority	110,000	$112,529	1.27%	9/1/23	Building - Resident/Commercl
Idaho State Building Authority	105,000	$106,213	1.20%	9/1/16	State Education
Idaho State University Ref & Impt	150,000	$152,358	1.72%	4/1/17	State Education
Idaho State University Rev.	220,000	$228,393	2.57%	4/1/24	State Education
Jerome ID Urban Renewal District	200,000	$201,270	2.27%	9/1/13	Real Estate - Development
Jerome Lincoln Gooding Co's JSC 261	125,000	$123,639	1.39%	9/15/18	General Obligations
Jerome Lincoln Gooding Co's JSD 261	250,000	$267,555	3.02%	9/15/22	General Obligations
Ketchum ID Water Rev	60,000	$60,736	0.68%	9/1/13	Utility - Water Supply
Kootenai-Shonshone Area Librarys	220,000	$223,722	2.52%	8/1/21	General Obligations
Lakeland ID JSD No. 272	100,000	$101,117	1.14%	8/15/15	General Obligations
Lemhi County ID GO	100,000	$101,939	1.15%	8/1/15	General Obligations
Madison CO ID Hospital COP	105,000	$106,632	1.20%	12/1/18	Medical - Hospitals
Madison Co. SD # 321 Rexburg UTGO	250,000	$254,858	2.87%	8/15/26	Schools
Meridian ID Free Library District	200,000	$204,098	2.30%	8/1/15	General Obligations
Minidoka & Jerome JSD # 331	75,000	$78,077	0.88%	8/15/18	General Obligations
Minidoka & Jerome JSD # 331	75,000	$77,429	0.87%	8/15/20	General Obligations
Minidoka & Jerome JSD # 331	160,000	$163,197	1.84%	8/15/25	General Obligations
Nampa Idaho Series B	200,000	$218,000	2.46%	8/1/20	General Obligations
Oneida Co. ID SCD 351 Malad City	150,000	$152,748	1.72%	8/15/15	Schools
Owyhee & Canyon Co.s JSD #370	160,000	$172,474	1.94%	8/15/16	Schools
Payette Co ID SCD #373	100,000	$105,530	1.19%	9/15/24	Schools
Post Falls LID 2004-1	300,000	$300,012	3.38%	5/1/21	Real Estate - Development
Post Falls ID L.I.D. #91-4	20,000	$19,869	0.22%	4/15/07	Roads
Troy ID Sewer System	15,000	$14,888	0.17%	2/1/08	Utilities - Sewer
Troy ID Sewer System	20,000	$19,859	0.22%	2/1/09	Utilities - Sewer
Troy ID Sewer System	20,000	$19,894	0.22%	2/1/10	Utilities - Sewer
University of Idaho Rev.s	200,000	$215,804	2.43%	4/1/19	State Education
University of Idaho Rev's	160,000	$172,262	1.94%	4/1/20	State Education
Valley & Adams Co.'s JSD 421	290,000	$296,374	3.34%	8/1/24	Schools

	TOTAL	$8,871,605

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On April 10, 2007, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: April 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 12, 2007

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 12, 2007